Loans and Advances to Customers	6 Months Ended
Jun. 30, 2024
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers	9. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2024	31 December 2023
	£m	£m
Loans and advances to customers	203,925	208,370
Credit impairment loss allowances on loans and advances to customers	(860)	(914)
Residual value and voluntary termination provisions on finance leases	(22)	(21)
Net loans and advances to customers	203,043	207,435
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.